NET FINANCIAL RESULT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial expenses
Interest on loans, financing and debentures	R$ (3,648,330)	R$ (3,188,654)	R$ (3,275,618)
Early settlement premium expenses		(260,289)	(391,390)
Amortization of transaction costs	(69,881)	(107,239)	(101,741)
Interest expense on lease liabilities	(433,613)	(560,619)	(486,286)
Amortization of fair value adjustment	(18,887)	(5,543)	(38,826)
Other	(419,659)	(98,957)	(165,564)
Financial expenses	(4,590,370)	(4,221,301)	(4,459,425)
Financial income
Cash and cash equivalents and marketable securities	818,780	205,574	146,930
Amortization of fair value adjustment on business combination		9,110	95,238
Other	148,230	57,872	85,307
Financial income	967,010	272,556	327,475
Results from derivative financial instruments
Income	11,969,288	5,582,352	7,283,864
Expenses	(5,207,721)	(7,180,014)	(16,706,546)
Results from derivative financial instruments	6,761,567	(1,597,662)	(9,422,682)
Monetary and exchange rate variations, net
Exchange rate variation on loans, financing and debentures	3,949,020	(4,847,320)	(13,365,471)
Leases	186,241	(194,415)	(601,519)
Other assets and liabilities	(840,668)	1,240,908	1,436,099
Monetary and exchange rate variations, net	3,294,593	(3,800,827)	(12,530,891)
Net financial result	6,432,800	(9,347,234)	R$ (26,085,523)
Capitalized loan costs	359,407	18,624
Transaction costs for loans and financing	R$ 190	R$ 3,993